UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 88.7%	Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds (Community Facility Number 1), Series A, 7%, 8/01/19	$3,750	$3,786,450

	Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)	1,200	1,161,420

	Bakersfield, California, Wastewater Revenue Bonds, Series A, 5%, 9/15/32 (a)	10,000	9,743,200

	Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds (California Redevelopment Agency Pool), Series A, 6%, 12/15/24 (a)	770	776,714

	Butte-Glenn Community College District, California, GO (Election of 2002), Series B, 4.852%, 8/01/29 (b)(c)	2,355	685,588

	Cajon Valley, California, Unified Elementary School District, GO (Election of 2000), Series E, 5%, 8/01/31 (a)	2,665	2,619,055

	California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A, 5.50%, 6/01/22 (a)(d)	10,000	10,229,500

	California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 6.25%, 8/15/35	2,080	2,097,368

	California Health Facilities Financing Authority, Revenue Refunding Bonds (Providence Health and Services), Series C, 6.50%, 10/01/33	3,670	3,841,646

	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Sub-Series F-5, 5%, 5/01/22	3,825	3,974,251

	California State Department of Water Resources, Water System Revenue Refunding Bonds (Central Valley Project), Series AE, 5%, 12/01/28	2,500	2,531,250

	California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (a)	5,000	4,788,050

	California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/32 (a)	10,000	9,782,000

	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	2,475	2,494,429

	California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (a)	2,500	2,223,775

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
VRDN	Variable Rate Demand Notes

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Campbell, California, Union School District, GO (Election of 2002), Series D, 5%, 8/01/35 (a)	$2,335	$2,271,488

Central Unified School District, California, GO (Election of 2008), Series A, 5.50%, 8/01/29 (e)	1,000	1,011,830

Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding Bonds (Various Capital Facilities), Series A, 5.35%, 8/01/24 (c)	5,585	5,650,121

Corona, California, COP, Refunding (Corona Community), 8%, 3/01/10 (f)	2,065	2,214,940

Corona, California, COP, Refunding (Corona Community), 8%, 3/01/11 (f)	2,230	2,530,760

Corona, California, COP, Refunding (Corona Community), 8%, 3/01/12 (f)	2,410	2,868,165

Corona, California, COP, Refunding (Corona Community), 8%, 3/01/13 (f)	2,605	3,234,160

Corona, California, COP, Refunding (Corona Community), 8%,3/01/14 (f)	2,810	3,611,187

Duarte, California, Unified School District, Capital Appreciation, GO (Election of 1998), Series E, 4.968%, 11/01/30 (a)(b)	4,805	1,321,087

Eureka, California, Unified School District, GO (Election of 2002), 5.178%, 8/01/29 (b)(c)	2,545	750,673

Eureka, California, Unified School District, GO (Election of 2002), 5.258%, 8/01/32 (b)(c)	2,760	664,994

Eureka, California, Unified School District, GO (Election of 2002), 5.269%, 8/01/35 (b)(c)	2,990	591,691

Glendale, California, Unified School District, GO, Series F, 5%,9/01/28 (c)	2,000	2,006,380

Glendale, California, Water Revenue Bonds, 5%, 2/01/32 (a)	6,825	6,723,990

Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/32 (a)	6,330	6,012,424

Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/37 (a)	5,000	4,711,350

Huntington Beach, California, Union High School District, GO (Election of 2004), 5.018%, 8/01/33 (b)(c)(g)	5,000	1,090,500

Huntington Beach, California, Union High School District, GO (Election of 2004), 5%, 8/01/35 (c)(g)	3,000	2,910,030

La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.125%, 9/01/34 (h)	6,000	5,199,360

Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20%, 5/15/27 (c)	3,445	2,980,407

Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%, 11/01/31 (h)	4,000	4,044,680

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Los Angeles, California, Community College District, GO (Election of 2003), Series E, 5%, 8/01/22 (a)	$4,500	$4,678,335

Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%, 10/01/18 (c)(d)	3,820	4,559,361

Los Angeles, California, Unified School District, GO (Election of 2004), Series H, 5%, 7/01/32 (a)	5,890	5,715,892

Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	5,000	4,800,450

Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5%, 6/01/32 (c)	4,000	3,881,960

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%, 7/01/35 (h)	4,000	3,880,080

Los Angeles County, California, Sanitation Districts Financing Authority, Revenue Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5%, 10/01/29 (c)(g)	3,000	2,723,550

Los Gatos, California, Unified School District, GO (Election of 2001), Series C, 5%, 8/01/30 (c)(g)	4,275	4,208,566

Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%, 8/01/27 (c)	2,000	2,017,900

Madera, California, Unified School District, GO (Election 2002), 5%, 8/01/28 (a)	2,220	2,221,310

Montebello, California, Unified School District, GO (Election of 1998), 5.052%, 8/01/28 (b)(c)(g)	2,355	668,231

Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (e)	5,500	5,169,890

Oakland, California, Sewer Revenue Bonds, Series A, 5%, 6/15/28 (a)	3,565	3,474,271

Peralta, California, Community College District, GO (Election of 2007), Series B, 5%, 8/01/37 (a)	2,000	1,952,480

Peralta, California, Community College District, GO (Election of 2000), Series C, 5%, 8/01/29 (c)	5,485	5,489,936

Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/16 (c)(g)	3,100	3,123,405

Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875%, 11/01/17 (c)(g)	2,290	2,306,992

Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (c)(g)	12,710	10,667,376

Rancho Santiago, California, Community College District, GO, 5.125%, 9/01/29 (a)	5,000	5,298,150

Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%, 8/01/30 (c)	4,295	4,109,757

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Sacramento County, California, Airport System Revenue Bonds, Senior Series A, 5%, 7/01/32 (a)	$5,675	$5,484,944

Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds (Sacramento Regional County Sanitation District), 5%, 12/01/36 (c)(g)	5,000	4,818,000

Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/27 (c)	3,400	3,408,942

Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (c)	9,230	9,086,566

Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (a)	1,820	1,801,545

San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project), Series A, 5.375%, 2/01/36	2,300	2,253,425

San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%, 5/01/27 (a)	5,000	5,018,100

San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%, 5/01/31 (a)	4,000	3,931,320

San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)	4,250	4,150,635

San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, 5.125%, 7/01/36 (h)	345	345,014

San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	1,575	1,632,503

San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%, 1/01/20 (a)	1,250	1,255,975

San Jose-Evergreen, California, Community College District, GO (Election of 2004), Series B, 5.497%, 9/01/31 (a)(b)	5,000	1,321,300

San Juan, California, Unified School District, GO (Election of 2002), 5%, 8/01/28 (c)	3,500	3,410,715

San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds (Capital Projects), Series A, 5.125%, 7/15/28 (a)	2,240	2,216,816

Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	1,200	1,241,472

Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery Redevelopment Project), 6%, 7/01/09 (f)(h)	4,000	4,115,360

Santa Rosa, California, High School District, GO (Election of 2002), 5%, 8/01/28 (c)	1,000	974,490

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Sonoma County, California, Junior College District, GO (Election of 2002), Refunding, Series B, 5%, 8/01/28 (a)	$6,700	$6,707,035

	South Tahoe, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds, 5.125%, 10/01/25 (c)	4,865	4,488,546

	Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital Improvement Projects), Series A, 5%, 10/01/31 (c)	1,400	1,332,604

	Tamalpais, California, Union High School District, GO, 5%, 8/01/27 (a)	5,250	5,277,668

	Tamalpais, California, Union High School District, GO (Election of 2006), 5%, 8/01/29 (c)	4,600	4,582,336

	Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%, 9/15/26 (c)(g)	1,650	1,646,139

	Wasco, California, Union High School District, GO, Series A, 5%, 8/01/31 (e)	1,005	987,674

	Wasco, California, Union High School District, GO, Series A, 5%, 8/01/32 (e)	1,085	1,062,953

	West Contra Costa, California, Unified School District, GO (Election of 2005), Series B, 5.625%, 8/01/35 (i)	5,000	5,126,600

	Total Municipal Bonds - 88.7%		291,761,482

	Municipal Bonds Transferred to Tender Option Bond Trusts (j)

California - 5.1%	San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%, 5/01/30 (a)	41,985	4,296,089

	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 7/01/30 (c)	7,350	7,254,965

	Vista, California, Unified School District, GO, Series A, 5%, 8/01/25 (a)	5,270	5,188,104

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 5.1%		16,739,158

	Total Long-Term Investments (Cost - $316,546,539) - 93.8%		308,500,640

	Short-Term Securities	Shares

Money Market Fund - 1.6%	CMA California Municipal Money Fund, 0.26% (k)(l)	5,325,558	5,325,558

		Par
		(000)

California - 6.8%	California Statewide Communities Development Authority Revenue Bonds (Adventist), VRDN, Series B, 5%, 3/01/37 (e)(m)	$2,650	2,348,138

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 7/01/20 (c)(m)	$20,000	$20,000,000

		22,348,138

Total Short-Term Securities (Cost - $27,942,853) - 8.4%		27,673,696

Total Investments (Cost - $344,489,392*) - 102.2%		336,174,336
Other Assets Less Liabilities - 0.9%		3,077,306
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (3.1)%		(10,358,174)

Net Assets - 100.0%		$328,893,468

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$334,128,484
Unrealized appreciation	$5,087,794
Unrealized depreciation	(13,375,465)
Net unrealized depreciation	$(8,287,671)

(a)	FSA Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(c)	NPFGC Insured.

(d)	Security is collateralized by Municipal or US Treasury Obligations.

(e)	Assured Guaranty Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	FGIC Insured.

(h)	AMBAC Insured.

(i)	BHAC Insured.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Purchase Cost	Sale Cost		Realized Gain (Loss)	Income

BlackRock California Insured Municipal 2008 Term Trust, Inc.	—	$(1,155,837)		$(154,990)	$47,342

CMA California Municipal Money Fund	—	$3,967,118	*	—	$137,380

* Represents net sale cost.

(m)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

BlackRock California Municipal Bond Fund
of BlackRock California Municipal Series Trust

Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$5,325,558
Level 2	330,848,778
Level 3	—

Total	$336,174,336

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2009